UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semiannual REPORT
June 30, 2023
Mid-Cap Growth Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Mid-Cap Growth Portfolio
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Mid-Cap Growth Portfolio
Market Commentary

Dear Investor
Most major global stock and bond indexes produced positive
returns during the first half of your fund’s fiscal year, the six-
month period ended June 30, 2023. Despite turmoil in the
banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major
economies and corporate earnings results came in stronger
than expected.
For the six-month period, the technology-oriented Nasdaq
Composite Index gained more than 30%, the strongest
result of the major benchmarks, as tech companies
benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
market counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, the information technology,
communication services, and consumer discretionary sectors
were all lifted by the tech rally and recorded significant
gains. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and the
energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core
inflation readings—which exclude volatile food and energy
prices—remained stubbornly high. In response, the Federal
Reserve raised its short-term lending benchmark rate to a
target range of 5.00% to 5.25% by early May, the highest level since 2007. The Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come
by the end of the year.
In the fixed income market, returns were generally positive
across most sectors as investors benefited from the higher
interest rates that have become available over the past
year. Investment-grade corporate bonds were supported
by generally solid balance sheets and were among the
strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we
believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been
contained by the swift actions of regulators, it could weigh on credit conditions. Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the
commentary on your fund’s performance and positioning that
we previously included in the semiannual shareholder letters.
The Securities and Exchange Commission (SEC) adopted new
rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report.
This change will require a much more concise summary of
performance rather than the level of detail we have provided historically while also aiming to be more visually engaging.
As we prepare to make changes to the annual reports to meet
the new report regulatory requirements by mid-2024, we
felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced,
you may continue to access current fund information as well
as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Mid-Cap Growth Portfolio
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23
Health Care 24.9% 24.3%
Information Technology 20.5  18.7
Industrials and Business Services 17.0  17.0
Consumer Discretionary 13.4  11.2
Financials 6.4  7.6
Materials 5.6  5.5
Consumer Staples 2.4  4.1
Communication Services 2.7  3.8
Energy 3.0  3.1
Real Estate 0.0  1.1
Utilities 0.0  0.0
Other and Reserves 4.1  3.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
Microchip Technology 3.4%
Hologic 2.9
Marvell Technology 2.6
Teleflex 2.1
Ingersoll Rand 2.1
Agilent Technologies 2.0
Trade Desk 1.9
Textron 1.8
Ball 1.6
JB Hunt Transport Services 1.6
FleetCor Technologies 1.5
Fortive 1.5
Hilton Worldwide Holdings 1.5
Equifax 1.4
Burlington Stores 1.4
Bruker 1.4
Veeva Systems 1.4
MGM Resorts International 1.4
Keysight Technologies 1.4
Martin Marietta Materials 1.3
Dollar Tree 1.3
KKR 1.2
Cooper 1.2
Crowdstrike Holdings 1.2
Domino's Pizza 1.2
Total 42.3%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Mid-Cap Growth Portfolio

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. Please note that the fund has two classes of shares: the original share class and the II Class. The II Class shares are sold through financial intermediaries, which are compensated for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
MID-CAP GROWTH PORTFOLIO
Beginning
Account
Value
1/1/23
Ending
Account
Value
6/30/23
Expenses
Paid During
Period*
1/1/23 to
6/30/23
Mid-Cap Growth Portfolio
Actual $1,000.00 $1,128.40 $4.43
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,020.63   4.21
Mid-Cap Growth Portfolio – II
Actual   1,000.00   1,126.80   5.75
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,019.39   5.46
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.
The annualized expense ratio of the
1
Mid-Cap Growth Portfolio was
0.84%, and the
2
Mid-Cap Growth Portfolio – II was 1.09%.

T. ROWE PRICE Mid-Cap Growth Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Mid-Cap Growth Portfolio Class
. 6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 25 .85 $ 34 .47 $ 33 .47 $ 28 .88 $ 23 .70 $ 28 .25
Investment activities
Net investment income (loss)
(1)(2)
–
(3)
( 0 .05 ) ( 0 .14 ) ( 0 .05 ) 0 .03 0 .01
Net realized and unrealized gain/
loss 3 .32 ( 7 .74 ) 4 .98 6 .92 7 .36 ( 0 .54 )
Total from investment activities 3 .32 ( 7 .79 ) 4 .84 6 .87 7 .39 ( 0 .53 )
Distributions
Net investment income – – – – ( 0 .04 ) –
Net realized gain – ( 0 .83 ) ( 3 .84 ) ( 2 .28 ) ( 2 .17 ) ( 4 .02 )
Total distributions – ( 0 .83 ) ( 3 .84 ) ( 2 .28 ) ( 2 .21 ) ( 4 .02 )
NET ASSET VALUE
End of period $ 29 .17 $ 25 .85 $ 34 .47 $ 33 .47 $ 28 .88 $ 23 .70
Ratios/Supplemental Data
Total return
(2)(4)
12 .84% ( 22 .58 ) % 14 .85% 23 .80% 31 .29% ( 2 .03 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(5)
0 .85%
(6)
0 .85% 0 .85% 0 .85% 0 .85% 0 .85%
Net expenses after waivers/
payments by Price Associates 0 .84%
(6)
0 .84% 0 .84% 0 .84% 0 .84% 0 .85%
Net investment income (loss) 0 .03%
(6)
( 0 .18 ) % ( 0 .39 ) % ( 0 .18 ) % 0 .12% 0 .05%
Portfolio turnover rate 11 .5% 22 .3% 18 .8% 26 .1% 22 .1% 24 .6%
Net assets, end of period (in
thousands) $ 466,862 $ 422,825 $ 576,739 $ 536,629 $ 474,038 $ 379,884
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(6)
Annualized

T. ROWE PRICE Mid-Cap Growth Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Mid-Cap Growth Portfolio - II
Class
. 6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 24 .13 $ 32 .32 $ 31 .63 $ 27 .41 $ 22 .58 $ 27 .11
Investment activities
Net investment loss
(1)(2)
( 0 .03 ) ( 0 .11 ) ( 0 .22 ) ( 0 .12 ) ( 0 .03 ) ( 0 .06 )
Net realized and unrealized gain/
loss 3 .09 ( 7 .25 ) 4 .70 6 .55 7 .00 ( 0 .52 )
Total from investment activities 3 .06 ( 7 .36 ) 4 .48 6 .43 6 .97 ( 0 .58 )
Distributions
Net realized gain – ( 0 .83 ) ( 3 .79 ) ( 2 .21 ) ( 2 .14 ) ( 3 .95 )
NET ASSET VALUE
End of period $ 27 .19 $ 24 .13 $ 32 .32 $ 31 .63 $ 27 .41 $ 22 .58
Ratios/Supplemental Data
Total return
(2)(3)
12 .68% ( 22 .75 ) % 14 .57% 23 .47% 30 .98% ( 2 .30 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(4)
1 .10%
(5)
1 .10% 1 .10% 1 .10% 1 .10% 1 .10%
Net expenses after waivers/
payments by Price Associates 1 .09%
(5)
1 .09% 1 .09% 1 .09% 1 .09% 1 .10%
Net investment loss ( 0 .23 ) %
(5)
( 0 .44 ) % ( 0 .64 ) % ( 0 .43 ) % ( 0 .13 ) % ( 0 .20 ) %
Portfolio turnover rate 11 .5% 22 .3% 18 .8% 26 .1% 22 .1% 24 .6%
Net assets, end of period (in
thousands) $ 53,293 $ 50,985 $ 71,773 $ 61,897 $ 56,450 $ 44,782
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized

T. ROWE PRICE Mid-Cap Growth Portfolio
June 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.1%
COMMUNICATION SERVICES 3.9%
Entertainment 1.8%
Liberty Media-Liberty Formula One,
Class C  (1) 64,700 4,871
Spotify Technology  (1) 27,900 4,479
9,350
Interactive Media & Services 0.2%
Match Group  (1) 21,400 896
896
Media 1.9%
Trade Desk, Class A  (1) 124,800 9,637
9,637
Total Communication Services 19,883
CONSUMER
DISCRETIONARY 11.2%
Automobile Components 0.1%
Mobileye Global, Class A  (1) 8,474 326
326
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions  (1) 26,000 2,404
Clear Secure, Class A  28,903 669
3,073
Hotels, Restaurants & Leisure 5.6%
Caesars Entertainment  (1) 26,122 1,331
Chipotle Mexican Grill  (1) 1,000 2,139
Domino's Pizza  18,400 6,201
Hilton Worldwide Holdings  52,500 7,641
MGM Resorts International  167,917 7,375
Vail Resorts  900 227
Yum! Brands  30,000 4,157
29,071
Specialty Retail 4.6%
Bath & Body Works  102,300 3,836
Burlington Stores  (1) 47,400 7,460
Five Below  (1) 21,200 4,167
O'Reilly Automotive  (1) 2,600 2,484
Ross Stores  37,100 4,160
Tractor Supply  7,592 1,679
23,786
Textiles, Apparel & Luxury
Goods 0.3%
Lululemon Athletica  (1) 4,500 1,703
1,703
Total Consumer Discretionary 57,959
CONSUMER STAPLES 4.0%
Beverages 0.3%
Boston Beer, Class A  (1) 5,235 1,615
1,615
Consumer Staples Distribution &
Retail 2.5%
Casey's General Stores  19,800 4,829
Shares $ Value
(Cost and value in $000s)
‡
Dollar General  11,200 1,901
Dollar Tree  (1) 45,449 6,522
13,252
Food Products 0.5%
TreeHouse Foods  (1) 47,462 2,391
2,391
Household Products 0.4%
Reynolds Consumer Products  68,400 1,932
1,932
Personal Care Products 0.3%
Kenvue (1) 60,485 1,598
1,598
Total Consumer Staples 20,788
ENERGY 3.1%
Oil, Gas & Consumable Fuels 3.1%
Cheniere Energy  22,400 3,413
Coterra Energy  99,800 2,525
Devon Energy  19,890 961
EQT  55,000 2,262
Pioneer Natural Resources  20,822 4,314
Venture Global LNG, Series B,
Acquisition Date: 3/8/18, Cost $60  (1)
(2)(3) 20 360
Venture Global LNG, Series C,
Acquisition Date: 10/16/17 - 3/8/18,
Cost $512  (1)(2)(3) 139 2,502
Total Energy 16,337
FINANCIALS 7.6%
Capital Markets 4.5%
Cboe Global Markets  5,500 759
Intercontinental Exchange  46,400 5,247
KKR  113,500 6,356
MarketAxess Holdings  11,700 3,058
Raymond James Financial  30,500 3,165
Tradeweb Markets, Class A  67,900 4,650
23,235
Financial Services 1.5%
FleetCor Technologies  (1) 31,400 7,884
7,884
Insurance 1.6%
Assurant  38,000 4,777
Axis Capital Holdings  34,700 1,868
Kemper  17,400 840
Markel Group  (1) 600 830
8,315
Total Financials 39,434
HEALTH CARE 24.2%
Biotechnology 4.7%
Alnylam Pharmaceuticals  (1) 28,000 5,318
Apellis Pharmaceuticals  (1) 20,864 1,901
Argenx, ADR  (1) 6,019 2,346
Ascendis Pharma, ADR  (1) 21,100 1,883
Biogen  (1) 11,700 3,333

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
CRISPR Therapeutics  (1) 20,857 1,171
Exact Sciences  (1) 25,000 2,347
Ionis Pharmaceuticals  (1) 82,500 3,385
Karuna Therapeutics  (1) 8,646 1,875
Seagen  (1) 5,200 1,001
24,560
Health Care Equipment &
Supplies 9.3%
Alcon  54,400 4,467
Cooper  16,400 6,288
DENTSPLY SIRONA  43,000 1,721
Enovis  (1) 56,424 3,618
Hologic  (1) 186,000 15,060
ICU Medical  (1) 15,000 2,673
Novocure  (1) 17,500 726
QuidelOrtho  (1) 34,933 2,895
Teleflex  45,172 10,933
48,381
Health Care Providers &
Services 2.2%
Acadia Healthcare  (1) 68,800 5,479
Agilon Health  (1) 129,622 2,248
Molina Healthcare  (1) 12,900 3,886
11,613
Health Care Technology 1.7%
Doximity, Class A  (1) 35,400 1,204
Veeva Systems, Class A  (1) 37,344 7,384
8,588
Life Sciences Tools & Services 5.5%
Agilent Technologies  85,000 10,221
Avantor  (1) 287,500 5,905
Bruker  100,102 7,400
West Pharmaceutical Services  13,445 5,142
28,668
Pharmaceuticals 0.8%
Catalent (1) 99,317 4,306
4,306
Total Health Care 126,116
INDUSTRIALS & BUSINESS
SERVICES 17.0%
Aerospace & Defense 2.2%
BWX Technologies  30,800 2,204
Textron  140,486 9,501
11,705
Commercial Services &
Supplies 0.3%
Waste Connections  12,200 1,744
1,744
Electrical Equipment 0.2%
Shoals Technologies Group, Class
A  (1) 42,900 1,097
1,097
Shares $ Value
(Cost and value in $000s)
‡
Ground Transportation 1.6%
JB Hunt Transport Services  45,300 8,201
8,201
Industrial Conglomerates 1.0%
Roper Technologies  10,300 4,952
4,952
Machinery 4.9%
Esab  54,052 3,597
Fortive  104,100 7,784
IDEX  15,600 3,358
Ingersoll Rand  163,900 10,712
25,451
Passenger Airlines 1.1%
Southwest Airlines  155,500 5,631
5,631
Professional Services 4.9%
Broadridge Financial Solutions  26,600 4,406
Equifax  32,000 7,530
Paylocity Holding  (1) 20,900 3,857
TransUnion  69,400 5,436
Verisk Analytics  19,000 4,294
25,523
Trading Companies &
Distributors 0.8%
United Rentals  9,300 4,142
4,142
Total Industrials & Business Services 88,446
INFORMATION
TECHNOLOGY 18.6%
Electronic Equipment, Instruments
& Components 3.1%
Amphenol, Class A  47,300 4,018
Cognex  43,900 2,459
Corning  34,700 1,216
Keysight Technologies  (1) 43,800 7,334
Littelfuse  3,600 1,049
16,076
IT Services 0.3%
MongoDB (1) 4,300 1,767
1,767
Semiconductors & Semiconductor
Equipment 7.9%
KLA  10,834 5,255
Lattice Semiconductor  (1) 36,400 3,497
Marvell Technology  224,371 13,413
Microchip Technology  195,000 17,470
NXP Semiconductors  7,800 1,596
41,231
Software 7.3%
Atlassian, Class A  (1) 11,100 1,863
BILL Holdings  (1) 22,362 2,613
Black Knight  (1) 69,435 4,147
CCC Intelligent Solutions Holdings  (1) 268,239 3,007

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Confluent, Class A  (1) 17,200 607
Crowdstrike Holdings, Class A  (1) 42,512 6,244
Fair Isaac  (1) 5,800 4,693
Fortinet  (1) 69,000 5,216
HashiCorp, Class A  (1) 8,600 225
PTC  (1) 35,400 5,038
Synopsys  (1) 9,472 4,124
37,777
Total Information Technology 96,851
MATERIALS 5.4%
Chemicals 0.6%
RPM International  34,600 3,105
3,105
Construction Materials 1.3%
Martin Marietta Materials  14,689 6,782
6,782
Containers & Packaging 3.5%
Avery Dennison  35,400 6,082
Ball  147,169 8,566
Sealed Air  91,900 3,676
18,324
Total Materials 28,211
REAL ESTATE 1.1%
Real Estate Management &
Development 1.1%
CoStar Group  (1) 63,934 5,690
Total Real Estate 5,690
Total Common Stocks (Cost
$317,083) 499,715
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER STAPLES 0.1%
Consumer Staples Distribution &
Retail 0.1%
Maplebear DBA Instacart, Series
E, Acquisition Date: 11/19/21,
Cost $975  (1)(2)(3) 8,106 263
Shares $ Value
(Cost and value in $000s)
‡
Maplebear DBA Instacart, Series
I, Acquisition Date: 2/26/21,
Cost $146  (1)(2)(3) 1,170 38
Total Consumer Staples 301
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $426  (1)(2)(3) 52,622 282
Total Health Care 282
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series H, Acquisition Date:
8/31/21, Cost $302  (1)(2)(3) 4,103 300
Nuro, Series D, Acquisition Date:
10/29/21, Cost $293  (1)(2)(3) 14,070 87
Total Information Technology 387
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $316  (1)(2)(3) 6,674 319
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $595  (1)(2)(3) 14,417 292
Total Materials 611
Total Convertible Preferred Stocks
(Cost $3,053) 1,581
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.8%
T. Rowe Price Treasury Reserve Fund,
5.11%  (4)(5) 19,791,961 19,792
Total Short-Term Investments (Cost
$19,792) 19,792
Total Investments in Securities
100.2% of Net Assets
(Cost $339,928) $ 521,088
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,443 and represents 0.9% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 5.11% $ —# $ — $ 448+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Treasury Reserve
Fund, 5.11% $ 19,972  ¤   ¤ $ 19,792^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $448 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $19,792.

T. ROWE PRICE Mid-Cap Growth Portfolio
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $339,928) $ 521,088
Receivable for investment securities sold 2,247
Dividends receivable 122
Receivable for shares sold 34
Other assets 7
Total assets 523,498
Liabilities
Payable for investment securities purchased 2,626
Investment management and administrative fees payable 395
Payable for shares redeemed 312
Other liabilities 10
Total liabilities 3,343
NET ASSETS $ 520,155
Net Assets Consist of:
Total distributable earnings (loss) $ 204,652
Paid-in capital applicable to 17,965,510 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 315,503
NET ASSETS $ 520,155
NET ASSET VALUE PER SHARE
Mid-Cap Growth Portfolio Class
(Net assets: $466,862; Shares outstanding: 16,005,331) $ 29.17
Mid-Cap Growth Portfolio - II Class
(Net assets: $53,293; Shares outstanding: 1,960,179) $ 27.19

T. ROWE PRICE Mid-Cap Growth Portfolio
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Dividend income (net of foreign taxes of $5) $ 2,132
.... ... ...
Expenses
Investment management and administrative expense 2,096
Rule 12b-1 fees - Mid-Cap Growth Portfolio - II Class 66
Waived / paid by Price Associates (25)
Net expenses 2,137
Net investment loss (5)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 21,140
Change in net unrealized gain on securities 38,814
Net realized and unrealized gain / loss 59,954
INCREASE IN NET ASSETS FROM OPERATIONS
$ 59,949

T. ROWE PRICE Mid-Cap Growth Portfolio
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (5) $ (1,083)
Net realized gain 21,140 11,022
Change in net unrealized gain / loss 38,814 (155,119)
Increase (decrease) in net assets from operations 59,949 (145,180)
Distributions to shareholders
Net earnings
Mid-Cap Growth Portfolio Class – (13,209)
Mid-Cap Growth Portfolio - II Class – (1,702)
Decrease in net assets from distributions – (14,911)
Capital share transactions
*
Shares sold
Mid-Cap Growth Portfolio Class 11,171 19,382
Mid-Cap Growth Portfolio - II Class 8,536 10,507
Distributions reinvested
Mid-Cap Growth Portfolio Class – 13,209
Mid-Cap Growth Portfolio - II Class – 1,702
Shares redeemed
Mid-Cap Growth Portfolio Class (20,809) (44,176)
Mid-Cap Growth Portfolio - II Class (12,502) (15,235)
Decrease in net assets from capital share transactions (13,604) (14,611)
Net Assets
Increase (decrease) during period 46,345 (174,702)
Beginning of period 473,810 648,512
End of period $ 520,155 $ 473,810
*Share information (000s)
Shares sold
Mid-Cap Growth Portfolio Class 407 687
Mid-Cap Growth Portfolio - II Class 330 392
Distributions reinvested
Mid-Cap Growth Portfolio Class – 513
Mid-Cap Growth Portfolio - II Class – 71
Shares redeemed
Mid-Cap Growth Portfolio Class (758) (1,577)
Mid-Cap Growth Portfolio - II Class (483) (571)
Decrease in shares outstanding (504) (485)

T. ROWE PRICE Mid-Cap Growth Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-
Cap Growth Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Mid-Cap Growth Portfolio (Mid-Cap Growth
Portfolio Class) and the Mid-Cap Growth Portfolio–II (Mid-Cap Growth Portfolio–II Class). Mid-Cap Growth Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.
Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Mid-Cap Growth Portfolio–II Class pays Rule
12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Mid-Cap Growth Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Growth Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $55,111,000 and $67,943,000, respectively, for the six months ended June 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $341,199,000. Net unrealized gain aggregated $179,889,000 at period-end, of which $196,836,000 related to appreciated investments and $16,947,000 related to depreciated investments.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 496,853 $ — $ 2,862 $ 499,715
Convertible Preferred Stocks — — 1,581 1,581
Short-Term Investments 19,792 — — 19,792
Total $ 516,645 $ — $ 4,443 $ 521,088

T. ROWE PRICE Mid-Cap Growth Portfolio

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and
Price Associates provides for an all-inclusive annual fee equal to 0.85% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective
July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2024 to waive a portion of its management fee in order to limit the fund’s management fee to 0.84% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $25,000 and allocated ratably in the amounts of $22,000 and $3,000 for the Mid-Cap Growth Portfolio Class and Mid-Cap Growth Portfolio-II Class, respectively, for the six months ended June 30, 2023.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the six months ended June 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the six months ended June 30, 2023, these reimbursements amounted to $9,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases,

T. ROWE PRICE Mid-Cap Growth Portfolio

government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Mid-Cap Growth Portfolio

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-
nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 74,096,003 4,864,479
Mark J. Parrell 76,629,190 2,346,625
Kellye L. Walker 76,708,663 2,268,629
Eric L. Veiel 76,898,359 2,090,473

T. ROWE PRICE Mid-Cap Growth Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract)
between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement
(Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser) on behalf of the fund.
In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and
Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by
independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and
Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31,
2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The
Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Mid-Cap Growth Portfolio

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. However, the fund has a contractual limitation in place whereby the Adviser has agreed to waive a portion of the management fee it is entitled to receive from the fund in order to limit the fund’s overall management fee rate to 0.84% of the fund’s average daily net assets. Any fees waived under this management fee waiver agreement are not subject to reimbursement to the
Adviser by the fund. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. Because the fund serves as an underlying option to variable annuity products, the all-inclusive fee structure is utilized to create certainty for the annuity providers’ overall pricing decisions and disclosures. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate
(which reflects the fund’s all-inclusive management fee rate reduced by the fund’s management fee waiver arrangement), and total expenses
(which reflect the fund’s all-inclusive management fee rate reduced by the fund’s management fee waiver arrangement) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fifth quintile (Expense Group), the fund’s actual management fee rate ranked in the fifth quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group) and third quintile (Expense Universe).
The Adviser provided the Board with additional information with respect to the fund’s relative management fees and total expenses ranking in the fourth and fifth quintiles. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Mid-Cap Growth Portfolio

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the
United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory
Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and
Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E305-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023